[Monumental Life Insurance Company]

May 4, 2009

Securities and Exchange Commission

Filing Desk

100 F Street N.E.

Washington, D. C. 20549-0506

RE:	Separate Account VA DD

Vanguard Variable Annuity (333-146328)

Certification Pursuant to Rule 497(j) under the Securities Act of 1933

Dear Sir or Madam:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus and statement of additional information dated May 1, 2009, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent initial filing was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

SEPARATE ACCOUNT VA DD (REGISTRANT)

By: Monumental Life Insurance Company

/s/ Darin D. Smith

Darin D. Smith

General Counsel